SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH
                               OF THE LISTED FUNDS

                             ----------------------

DWS Communications Fund                      DWS Global Thematic Fund                    DWS Micro Cap Fund
DWS Dreman Mid Cap Value Fund                DWS Gold & Precious Metals Fund             DWS Mid Cap Growth Fund
DWS Dreman Small Cap Value Fund              DWS Health Care Fund                        DWS Pacific Opportunities Equity Fund
DWS EAFER Equity Index Fund                  DWS International Equity Fund               DWS RREEF Global Real Estate Securities
DWS Emerging Markets Equity Fund             DWS International Fund                         Fund
DWS Emerging Markets Fixed Income Fund       DWS International Select Equity Fund        DWS Small Cap Core Fund
DWS Europe Equity Fund                       DWS International Value Opportunities Fund  DWS Small Cap Growth Fund
DWS Global Bond Fund                         DWS Japan Equity Fund                       DWS Small Cap Value Fund
DWS Global Opportunities Fund                DWS Latin America Equity Fund               DWS Strategic Income Fund
                                                                                         DWS Technology Fund

--------------------------------------------------------------------------------

Effective for all purchases March 12, 2007 and after, the following information revises similar disclosure in the "How Much Investors Pay" and "Policies You Should Know About" sections in each fund's prospectuses.

Please note that any purchase made prior to March 12, 2007 will be subject to the holding period policy in effect when the purchase was made.

The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange).



DWS High Income Fund

DWS High Income Plus Fund
--------------------------------------------------------------------------------

Effective for all purchases March 12, 2007 and after, the following information revises similar disclosure in the "How Much Investors Pay" and "Policies You Should Know About" sections in each fund's prospectuses.

Please note that any purchase made prior to March 12, 2007 will be subject to the holding period policy in effect when the purchase was made.

The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange).











               Please Retain This Supplement for Future Reference


February 22, 2007
DMF-3630


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group